Acquisitions and Divestitures - Acquisition of Delaware Board of Trade Holdings, Inc (Details)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) company	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) [1]	Sep. 04, 2018 USD ($)
Supplemental information on an unaudited pro forma basis
Revenue			$ 3,103,690	$ 43,707,937	$ 44,503,562	$ 362,628,296	$ 377,742,872	$ 144,352,840
Net income (loss) attributable to IDEX common stockholders			(13,711,867)	(7,186,847)	11,506,861	(19,228,240)	$ (27,426,356)	$ (10,503,049)
Acquisition-date fair value of assets acquired and liabilities assumed
Cash									$ 508,000
Other financial assets									388,000
Financial liabilities									(747,000)
Noncontrolling interest									679,000
Goodwill									705,000
Net assets assumed									$ 2,485,000
DBOT [Member]
Acquisitions and Divestitures
Shares in DBOT | shares	2,224,937	6,918,547
Number of common stock issued | shares	1,423,960	4,427,870
Shares issued, price per share (in dollars per share) | $ / shares	$ 2.11	$ 2.11
Percentage of voting equity interests acquired	99.04%
Maximum Stock Price Consideration For Additional Shares | $ / shares	$ 2.11
Liability at Fair value	$ 2,217,034
Liability Remeasured			2,327,919		2,327,919
Loss on Remeasurement					$ (110,885)
Number Of Companies Operated By DBOT | company					3
Supplemental information on an unaudited pro forma basis
Revenue				43,798,865	$ 44,612,471	363,004,917
Net income (loss) attributable to IDEX common stockholders				$ (7,818,047)	10,582,474	$ (21,387,162)
Acquisition-date fair value of assets acquired and liabilities assumed
Cash			246,929		246,929
Other financial assets			1,686,464		1,686,464
Financial liabilities			(4,411,140)		(4,411,140)
Noncontrolling interest			(104,649)		(104,649)
Goodwill			9,323,189		9,323,189
Net assets assumed			15,055,063		15,055,063
DBOT [Member] | Continuing Membership Agreements [Member]
Acquisitions and Divestitures
Useful Life	20 years
Acquisition-date fair value of assets acquired and liabilities assumed
Intangible asset			8,255,440		8,255,440
DBOT [Member] | Customer List [Member]
Acquisitions and Divestitures
Useful Life	3 years
Acquisition-date fair value of assets acquired and liabilities assumed
Intangible asset			$ 58,830		$ 58,830

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)